DEBT OBLIGATIONS - Components of Changes in Debt Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Balance, beginning of period	$ 51,499	$ 68,712
Debt obligation issuance, net of repayments	(2,917)	3,675
Non-cash changes in debt obligations:
Debt from asset acquisitions	103	738
Assumed by purchaser	(2,970)	(1,245)
Assumed from business combination	502	0
Amortization of deferred financing costs and (premium) discount	70	127
Foreign currency translation	1,047	(1,001)
Other	(9)	(20)
Balance, end of period	46,314	51,499
BSREP Debt Obligations
Non-cash changes in debt obligations:
Deconsolidation of debt obligations	0	(19,487)
REIT Debt Obligations
Non-cash changes in debt obligations:
Deconsolidation of debt obligations	$ (1,011)	$ 0